Cover	12 Months Ended
Dec. 31, 2023
Entity Addresses [Line Items]
Document Type	POS AM
Amendment Flag	true
Amendment Description	POST EFFECTIVE AMENDMENT NO. 1
Entity Registrant Name	bioAffinity Technologies, Inc.
Entity Central Index Key	0001712762
Entity Tax Identification Number	46-5211056
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	22211 W Interstate 10
Entity Address, Address Line Two	Suite 1206
Entity Address, City or Town	San Antonio
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78257
City Area Code	(210)
Local Phone Number	698-5334
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	22211 W Interstate 10
Entity Address, Address Line Two	Suite 1206
Entity Address, City or Town	San Antonio
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78257
Contact Personnel Name	Maria Zannes